Basis of Presentation, Organization and Other Matters (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss attributable to common shareholders	$ 55,339	$ (54,452)
Cash and cash equivalents	893,598	326,561	$ 228,790
Working capital deficiency	(2,666,448)
Net Cash Provided by Operating Activities	$ 1,110,679	$ 799,666